Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals)	Dec. 31, 2022 shares
Acquisition of DeepCube [member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals) [Line Items]
Ordinary shares - with holdback restrictions	2,535,218
Acquisition of NanoFabrica [member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals) [Line Items]
Ordinary shares - with holdback restrictions	262,070
Ordinary shares	2,249,232